Warrants (Details) - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Sep. 11, 2025	Jul. 28, 2025	Dec. 31, 2024	Dec. 31, 2023
Warrants [Line Items]
Public warrants (in Dollars)	$ 311,000		$ 311,000
Exercisable price per shares (in Dollars per share)	$ 862.5		$ 862.5
Common stock, par value (in Dollars per share)	$ 0.0001		$ 0.0001		$ 1		$ 0.0001	$ 0.0001
Aggregate exercise price (in Dollars)	$ 6,546,375		$ 6,546,375
Transaction fee amount (in Dollars)			$ 1,000,000
Common stock, shares issued	12,000		12,000
Price per share (in Dollars per share)	$ 0.75		$ 0.75
Fair value of warrants (in Dollars)	$ (884,000)		$ (884,000)
Warrant [Member]
Warrants [Line Items]
Public warrants (in Dollars)	$ 17,536,750		$ 17,536,750
Private placement warrants	569,250		569,250
Fair value of warrants (in Dollars)			$ 900,000
Public Warrant [Member]
Warrants [Line Items]
Public warrants (in Dollars)	$ 9,487,500		9,487,500
Initial fair value (in Dollars)	$ 300,000		$ 300,000
HCW Warrants [Member]
Warrants [Line Items]
Private placement warrants	132,500		132,500
Private Placement Warrants [Member]
Warrants [Line Items]
Public warrants (in Dollars)	$ 287,000		$ 287,000
Private placement warrants	7,347,500		7,347,500
New Profusa Common Stock [Member]
Warrants [Line Items]
Common stock, shares authorized	132,500		132,500
Issued warrants	1,766		1,766
IPO [Member]
Warrants [Line Items]
Public warrants (in Dollars)	$ 7,347,500		$ 7,347,500
IPO [Member] | Warrant [Member]
Warrants [Line Items]
Private placement warrants	569,250		569,250
IPO [Member] | Private Placement Warrants [Member]
Warrants [Line Items]
Private placement warrants	7,347,500		7,347,500
Over-Allotment Option [Member]
Warrants [Line Items]
Common stock, par value (in Dollars per share)	$ 862.5		$ 862.5
Over-Allotment Option [Member] | Northview Acquisition Corporation [Member]
Warrants [Line Items]
Common stock, par value (in Dollars per share)	862.5		862.5
Common Stock [Member]
Warrants [Line Items]
Common stock, par value (in Dollars per share)	$ 1,000,000		$ 1,000,000		$ 1	$ 0.0001
Common stock, shares authorized						3,500,000
Common stock, shares issued	12,000		12,000
Common Stock [Member] | HCW Warrants [Member]
Warrants [Line Items]
Common stock, par value (in Dollars per share)	$ 0.75		$ 0.75
Common Stock [Member] | ELOC [Member]
Warrants [Line Items]
Common stock, shares authorized						100,000,000